UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(formerly, Dreyfus Premier California Tax Exempt Bond Fund, Inc.)

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	11/30/07

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
35	Notes to Financial Statements
43	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
California AMT-Free
Municipal Bond Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc., covering the six-month period from June 1, 2007, through November 30, 2007.

Volatility has returned to the municipal bond market.The past few months have been filled with greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and a credit crisis spread from the sub-prime mortgage sector of the taxable bond market to other areas of the financial markets, including municipal bonds. A high degree of leverage within parts of the financial system made these price fluctuations more intense than they otherwise might have been.While we saw few changes in the underlying credit fundamentals of municipal bonds,the tax-exempt market nonetheless suffered bouts of difficult liquidity.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist, fiscal conditions so far have remained sound for most municipal bond issuers, and lower short-term interest rates from the Federal Reserve Board may help forestall a technical recession.Turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you consider whether to reposition your investments in this changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 17, 2007
2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through November 30, 2007, as provided by Joseph Darcy, Portfolio Manager

Fund and Market Performance Overview

Declining U.S. housing values and a credit crisis over the summer of 2007 led to heightened volatility in fixed-income markets, including among municipal bonds, as investors reassessed their attitudes toward risk. The fund’s returns lagged its benchmark, which is not limited geographically to California, and which does not reflect fees and expenses like the fund. However, the fund produced higher returns than its Lipper category average, primarily due to the fund’s longstanding emphasis on quality and liquidity.

For the six-month period ended November 30, 2007, Class A, B, C and Z shares of Dreyfus Premier California AMT-Free Municipal Bond Fund produced total returns of 1.28%, 1.00%, 0.89% and 1.39%, respectively.1 The Lehman Brothers Municipal Bond Index, the fund’s benchmark index, achieved a total return of 2.40% for the same period.2 In addition, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was 0.22% .3

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Interest Rates Fall Amid Economic and Credit Concerns

After a sustained period of relative stability, market conditions changed dramatically during the reporting period, when turmoil among sub-prime mortgages spread to other fixed-income market sectors. Although we saw little evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged hedge funds, which were forced to sell creditworthy securities to meet redemption requests and margin calls.

The resulting difficult liquidity conditions prompted the Federal Reserve Board to cut the discount rate in August and the federal funds rate in September and October. The market generally responded favorably to these moves, enabling municipal bond prices to erase some, but not all, of their earlier declines.

Although California has felt the impact of weak housing markets, its fiscal condition generally has remained sound, supported by a diverse economy and recent efforts to increase its budget reserves. However, challenges remain, as the housing downturn may reduce tax revenues at a time when the state is struggling with high levels of long-term debt.

4

Quality and Liquidity Helped Support Fund Performance

The fund continued to benefit from its seasoned holdings of income-oriented bonds,many of which were purchased with higher coupon rates than are available today.Moreover,our consistent emphasis on bonds with strong quality and liquidity characteristics enabled the fund’s holdings to fare relatively well during the downturn.For example,we tended to favor general obligation bonds and securities backed by revenues from essential-services facilities.We maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, helping it capture the benefits of falling interest rates without assuming unnecessary duration risk.As year-end approaches, we have reduced the fund’s holdings of securities that may be subject to taxation under AMT and, by January 1, 2008, will not invest, nor be invested in,AMT securities.

We have retained a relatively conservative investment posture, including a focus on higher quality securities with maturities of 20 years or less. Should we see a sustainable improvement in market conditions, we may increase the fund’s weighted average maturity in seeking to capture higher current yields. In the meantime, we believe that maintaining high levels of credit quality and liquidity represent prudent strategies in today’s volatile investment environment.

December 17, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc. from June 1, 2007 to November 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.18	$ 7.94	$ 9.09	$ 4.08
Ending value (after expenses)	$1,012.80	$1,010.00	$1,008.90	$1,013.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.20	$ 7.97	$ 9.12	$ 4.09
Ending value (after expenses)	$1,019.85	$1,017.10	$1,015.95	$1,020.95

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.58% for Class B, 1.81% for Class C and .81% for Class Z; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)	Value ($)

California—92.7%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,559,045
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,656,590
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,098,800
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA)	5.13	10/1/16	2,000,000	2,083,260
Alameda County,
COP (Insured; MBIA)	5.38	12/1/13	10,000,000 [a,b]	10,855,900
Anaheim Public Finance Authority,
Tax Allocation Revenue
(Insured; MBIA)	6.45	12/28/18	26,000,000	26,582,140
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,727,740
California,
GO	5.25	2/1/12	90,000 [c]	96,979
California,
GO	5.00	8/1/22	2,000,000	2,070,040
California,
GO	5.25	2/1/30	25,610,000	27,007,794
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,165,806
California,
GO (Various Purpose)	5.00	12/1/21	10,000,000	10,468,600
California,
GO (Various Purpose)	5.50	4/1/28	20,000	21,472
California,
GO (Veterans)	5.35	12/1/16	2,000,000	2,081,480
California,
GO (Veterans)	5.05	12/1/36	14,500,000	14,195,210
California Department of Veteran
Affairs, Home Purchase Revenue	5.50	12/1/19	5,925,000	6,161,407

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Department of Veteran
Affairs, Home Purchase Revenue	4.50	12/1/23	10,000,000	9,859,700
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,680,000	5,682,613
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 [c]	11,161,100
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000 [c]	244,253
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,275,000	1,375,903
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	10,531,800
California Educational Facilities
Authority, Revenue (Claremont
McKenna College)	5.00	1/1/38	15,980,000	16,813,517
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/08	810,000 [c]	827,455
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	465,000	462,591
California Educational Facilities
Authority, Revenue (Stanford
University)	5.00	3/15/39	15,085,000	16,677,222
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000	54,064,450
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	895,012
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,025,910

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 [c]	32,658,866
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 [c]	10,088,049
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,069,620
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000	8,488,460
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	32,665,000	33,321,240
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 [c]	250,046
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,646,802
California Housing Finance Agency,
MFHR (Insured; AMBAC)	6.15	8/1/22	1,845,000	1,859,040
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 [c]	2,193,680
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	22,539,918
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,026,530
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,770,000	2,782,825

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	20,610,000	19,734,281
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	5.90	6/1/14	48,330,000 [a,b]	55,174,736
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Company)	5.90	6/1/14	11,000,000 [a,b]	12,557,875
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	5.80	12/1/16	2,000,000	2,007,460
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	5.25	12/1/17	2,000,000	2,077,440
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured; MBIA)	6.50	9/1/17	13,000,000	15,275,780
California Public Works Board,
LR (Department of Health
Services, Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	11,541,471
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/28	10,005,000	10,654,124
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,432,000
California State Public Works
Board, LR (Department of
Corrections) (California State
Prison—Kern County at Delano II)	5.50	6/1/13	3,000,000	3,273,660
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000	1,804,219

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/20	1,275,000	1,363,001
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	2,500,000	2,744,500
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 [c]	3,929,940
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 [c]	2,807,100
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 [c]	5,894,910
California State University
Trustees, Systemwide Revenue
(Insured; MBIA)	5.00	11/1/26	10,485,000	11,005,161
California Statewide Communities
Development Authority,
Apartment Development Revenue
(Irvine Apartment Communities,
L.P.)	5.05	5/15/08	6,875,000	6,900,369
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 [c]	3,028,226
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,220,000 [c]	1,326,384
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	20,022,600
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	11,880,000	11,774,268

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	8,247,912
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.25	12/1/27	9,000,000 [d]	8,972,460
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,784,715
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,918,046
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,547,960
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,449,062
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,946,291
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	17,330,944
Capistrano Unified School
District, Community Facilities
District Number 98-2, Special
Tax Revenue (Insured; FGIC)	5.00	9/1/19	3,545,000	3,773,014
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000 [c]	5,829,725
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,212,303
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA)	5.50	10/1/13	1,000,000	1,104,700

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	3,896,200
Cathedral City, Cove Improvement
District Number 2004-02,
Limited Obligation Improvement	5.00	9/2/21	1,040,000	1,024,171
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	5,000,000 [c]	5,335,950
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	1,000,000 [c]	1,067,190
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/11	18,500,000 [c]	20,062,880
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	1,478,100
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000	2,798,100
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	10,638,000
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	12,316,585
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.89	12/20/07	2,500,000	2,500,550
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/09	2,260,000 [c]	2,377,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	395,000	401,525
Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,841,694
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000	13,619,745
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000	14,150,251
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,367,407
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000	1,355,492
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,336,900
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	14,632,692
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,152,900
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,754,720
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,775,771
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,076,360
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000 [c]	3,583,464
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000 [c]	4,215,840

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	11,295,000 [c]	11,904,478
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,035,880
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,567,325
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 [c]	5,506,300
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 [e]	1,500,733
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000 [c]	17,183,418
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000	32,697,060
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/08	2,000,000 [c]	2,018,200
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000 [c]	10,199,700
La Quinta Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	5.00	9/1/29	12,400,000	12,724,012
Lincoln, Community Facilities
District Number 2003-1 Special
Tax Bonds (Lincoln Crossing
Project)	5.65	9/1/13	1,125,000 [c]	1,264,320
Long Beach Bond Finance
Authority, Natural Gas
Purchase Revenue	5.50	11/15/28	9,000,000	9,185,760

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	507,155
Los Angeles Community College
District, GO (Insured; MBIA)	5.50	8/1/11	1,845,000 [c]	1,990,404
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000 [c]	1,528,155
Los Angeles Department of Water
and Power, Water System
Revenue (Insured: AMBAC)	5.00	7/1/32	5,000,000	5,260,350
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/15	3,000,000	3,453,750
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/17	8,385,000	9,783,450
Madera County,
COP (Valley Children’s
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,500,925
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	2,106,744
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,464,804
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000	2,630,579
Natomas Unified School District,
GO (Insured; MBIA)	5.95	9/1/21	2,500,000	2,931,275
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 [c]	831,483
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 [c]	500,996
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	31,853,712
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000	18,275,914

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 [c]	1,631,936
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 [c]	3,244,830
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,299,270
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,075,300
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.25	8/15/19	1,100,000	1,116,973
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.30	8/15/20	1,450,000	1,471,620
Orange County Community Facilities
District, Special Tax (Number
04-1 Ladera Ranch)	4.88	8/15/21	2,355,000	2,304,156
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,645,752
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,078,760
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	3,164,190
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur)	5.00	9/1/19	1,015,000	985,504
Poway Unified School District
Community Facilities District
Number 14, Special Tax (Del
Sur)	4.90	9/1/18	1,790,000	1,736,443

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.50	8/1/08	1,670,000	1,694,315
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA)	5.38	9/1/25	7,485,000	7,853,187
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/14	10,430,000 [c]	11,778,912
Riverside County,
SFMR (Collateralized; GNMA)	7.80	5/1/21	1,250,000	1,707,213
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,373,226
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	5.50	12/1/13	4,670,000 [a,b]	5,022,422
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	5.50	12/1/14	5,140,000 [a,b]	5,527,890
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	2,996,255
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.20	12/1/07	1,110,000	1,110,011
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,235,091
Sacramento County Housing
Authority, MFHR (Cottage
Estate Apartments)
(Collateralized; FNMA)	6.00	2/1/33	1,000,000	1,031,240
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,290,640

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000	11,506,003
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,725,633
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000	6,496,650
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,000,000 [c]	3,133,650
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 [c]	4,022,034
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,293,377
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,230,731
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	4,831,682
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000	1,612,745
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	10,000,000	10,596,400
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/35	10,000,000	10,585,000
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000	1,070,490
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,594,800

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	249,040
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	232,170
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,078,998
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	14,465,801
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)	5.25	8/1/08	1,000,000 [c]	1,032,090
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	13,327,755
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000 [c]	1,953,082
San Mateo Union High School
District, GO (Insured; FSA)	5.00	9/1/21	1,000,000	1,061,830
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,990,709
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Insured; AMBAC)	5.00	4/1/32	7,715,000	8,097,201
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,857,940
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000	6,929,065
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.25	11/1/10	1,000,000 [c]	1,066,230

20

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.50	11/1/10	1,000,000 [c]	1,073,140
Stockton,
Health Facilities Revenue
(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,020,940
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corporation)	5.38	6/1/38	20,000,000	18,041,200
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,430,000	2,285,366
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	496,320
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/08	31,475,000 [c]	32,224,735
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,492,680
Ventura County Community College
District, GO (Insured; MBIA)	5.50	8/1/23	4,250,000	4,588,088
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,724,860
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	13,041,644
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	549,400
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/12	10,090,000 [c]	11,219,273

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—6.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 [c]	1,061,630
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 [c]	3,184,890
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	2,000,000	2,069,040
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 [c]	2,141,660
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,554,580
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,149,333
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 [c]	2,153,960
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 [a,b]	2,038,790
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,590,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	41,249,910
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000 [d]	11,405,436
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,626,345
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,832,871

22

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,115,000	1,144,804
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	2,026,540
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,015,900
Total Long-Term
Municipal Investments
(cost $1,387,143,189)				1,443,412,248

Short-Term Municipal Investments—1.7%

California;
California Department of Water
Resources, Power Supply
Revenue (LOC: JPMorgan Chase
Bank and Societe Generale)	3.36	12/1/07	8,860,000 [f]	8,860,000
California Infrastructure and
Economic Development Bank,
Insured Revenue (The RAND
Corporation) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.50	12/1/07	1,000,000 [f]	1,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One)	3.36	12/1/07	4,800,000 [f]	4,800,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.35	12/1/07	5,700,000 [f]	5,700,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.46	12/1/07	4,950,000 [f]	4,950,000
Total Short-Term
Municipal Investments
(cost $25,310,000)				25,310,000

Total Investments (cost $1,412,453,189)			100.9%	1,468,722,248

Liabilities, Less Cash and Receivables			(.9%)	(12,953,941)

Net Assets			100.0%	1,455,768,307

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $91,177,613 or 6.3% of net assets.
[b] Collateral for floating rate borrowings.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Purchased on a delayed delivery basis.

e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity. f Securities payable on demand.Variable interest rate—subject to periodic change.

24

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	53.5
AA		Aa		AA	17.5
A		A		A	8.5
BBB		Baa		BBB	12.2
BB		Ba		BB	.2
F1		MIG1/P1		SP1/A1	1.7
Not Rated [g]		Not Rated [g]		Not Rated [g]	6.4
					100.0

†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES November 30, 2007 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		1,412,453,189		1,468,722,248
Receivable for investment securities sold				29,015,162
Interest receivable				23,717,799
Receivable for shares of Common Stock subscribed				255,846
Prepaid expenses				36,285
				1,521,747,340

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				803,682
Cash overdraft due to Custodian				2,346,093
Payable for floating rate notes issued—Note 4				40,570,000
Payable for investment securities purchased				20,522,136
Interest and related expenses payable				809,158
Payable for shares of Common Stock redeemed				756,673
Accrued expenses				171,291
				65,979,033

Net Assets ($)				1,455,768,307

Composition of Net Assets ($):
Paid-in capital				1,410,888,817
Accumulated undistributed investment income—net				50,180
Accumulated net realized gain (loss) on investments				(11,439,749)
Accumulated net unrealized appreciation
(depreciation) on investments				56,269,059

Net Assets ($)				1,455,768,307

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	102,789,459	3,976,439	5,199,561	1,343,802,848
Shares Outstanding	7,032,181	272,048	355,663	91,951,923

Net Asset Value Per Share ($)	14.62	14.62	14.62	14.61

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS Six Months Ended November 30, 2007 (Unaudited)
Investment Income ($):
Interest Income	35,725,450
Expenses:
Management fee—Note 3(a)	4,328,345
Interest and related expenses	815,627
Shareholder servicing costs—Note 3(c)	663,384
Directors’ fees and expenses—Note 3(d)	60,845
Custodian fees—Note 3(c)	45,145
Professional fees	33,333
Distribution fees—Note 3(b)	28,121
Registration fees	27,226
Prospectus and shareholders’ reports	24,790
Loan commitment fees—Note 2	6,462
Miscellaneous	40,716
Total Expenses	6,073,994
Less—reduction in custody fees due to earnings credits—Note 1(b)	(95,943)
Net Expenses	5,978,051
Investment Income—Net	29,747,399

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,266,350)
Net unrealized appreciation (depreciation) on investments	(1,627,603)
Net Realized and Unrealized Gain (Loss) on Investments	(5,893,953)
Net Increase in Net Assets Resulting from Operations	23,853,446

See notes to financial statements.
28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007	Year Ended
	(Unaudited)	May 31, 2007

Operations ($):
Investment income—net	29,747,399	50,579,012
Net realized gain (loss) on investments	(4,266,350)	4,338,589
Net unrealized appreciation
(depreciation) on investments	(1,627,603)	5,180,287
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,853,446	60,097,888

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,903,001)	(3,318,862)
Class B shares	(75,402)	(198,996)
Class C shares	(70,612)	(119,586)
Class Z shares	(27,648,204)	(46,902,863)
Net realized gain on investments:
Class A shares	—	(78,215)
Class B shares	—	(5,391)
Class C shares	—	(3,803)
Class Z shares	—	(1,050,468)
Total Dividends	(29,697,219)	(51,678,184)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	15,227,333	29,185,773
Class B shares	163,018	401,174
Class C shares	1,524,153	2,064,929
Class Z shares	45,454,707	47,193,908
Net assets received in connection
with reorganization—Note 1	231,557,633	—
Dividends reinvested:
Class A shares	1,348,032	2,400,697
Class B shares	54,380	142,766
Class C shares	43,274	74,489
Class Z shares	19,212,679	32,875,249
Cost of shares redeemed:
Class A shares	(8,887,844)	(17,878,688)
Class B shares	(1,612,254)	(1,813,270)
Class C shares	(793,675)	(750,800)
Class Z shares	(72,246,216)	(118,046,676)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	231,045,220	(24,150,449)
Total Increase (Decrease) in Net Assets	225,201,447	(15,730,745)

Net Assets ($):
Beginning of Period	1,230,566,860	1,246,297,605
End of Period	1,455,768,307	1,230,566,860
Undistributed investment income—net	50,180	—

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	November 30, 2007	Year Ended
	(Unaudited)	May 31, 2007

Capital Share Transactions:
Class Aa
Shares sold	1,047,361	1,970,644
Shares issued for dividends reinvested	92,458	162,042
Shares redeemed	(610,949)	(1,210,527)
Net Increase (Decrease) in Shares Outstanding	528,870	922,159

Class B [a]
Shares sold	11,239	27,088
Shares issued for dividends reinvested	3,731	9,647
Shares redeemed	(110,643)	(122,340)
Net Increase (Decrease) in Shares Outstanding	(95,673)	(85,605)

Class C
Shares sold	104,664	139,260
Shares issued for dividends reinvested	2,967	5,024
Shares redeemed	(54,364)	(50,807)
Net Increase (Decrease) in Shares Outstanding	53,267	93,477

Class Z
Shares sold	3,124,050	3,186,354
Shares issued in connection
with reorganization—Note 1	16,005,568	—
Shares issued for dividends reinvested	1,318,230	2,219,726
Shares redeemed	(4,962,571)	(7,974,250)
Net Increase (Decrease) in Shares Outstanding	15,485,277	(2,568,170)

[a]	During the period ended November 30, 2007, 56,501 Class B shares representing $823,690, were automatically converted to 56,501 Class A shares and during the period ended May 31, 2007, 60,703 Class B shares representing $904,102 were automatically converted to 60,703 Class A shares.
See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2007	Year Ended May 31,

Class A Shares	(Unaudited)	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.29	.57	.58	.34
Net realized and unrealized gain
(loss) on investments	(.10)	.11	(.37)	.12
Total from Investment Operations	.19	.68	.21	.46
Distributions:
Dividends from investment income—net	(.29)	(.57)	(.58)	(.34)
Dividends from net realized
gain on investments	—	(.01)	(.01)	(.09)
Total Distributions	(.29)	(.58)	(.59)	(.43)
Net asset value, end of period	14.62	14.72	14.62	15.00

Total Return (%) [c]	1.28[d]	4.75	1.44	3.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[e]	1.06	1.04	1.03[e]
Ratio of net expenses
to average net assets	1.03[e]	1.05	1.01	1.02[e]
Ratio of net investment income
to average net assets	3.92[e]	3.87	3.90	3.77[e]
Portfolio Turnover Rate	21.00[d]	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	102,789	95,698	81,579	87,976

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	November 30, 2007	Year Ended May 31,

Class B Shares	(Unaudited)	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.24	.49	.50	.30
Net realized and unrealized gain
(loss) on investments	(.09)	.12	(.37)	.12
Total from Investment Operations	.15	.61	.13	.42
Distributions:
Dividends from investment income—net	(.25)	(.50)	(.50)	(.30)
Dividends from net realized
gain on investments	—	(.01)	(.01)	(.09)
Total Distributions	(.25)	(.51)	(.51)	(.39)
Net asset value, end of period	14.62	14.72	14.62	15.00

Total Return (%) [c]	1.00[d]	4.20	.93	2.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[e]	1.58	1.56	1.54[e]
Ratio of net expenses
to average net assets	1.58[e]	1.58	1.51	1.51[e]
Ratio of net investment income
to average net assets	3.38[e]	3.35	3.39	3.29[e]
Portfolio Turnover Rate	21.00[d]	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	3,976	5,411	6,626	9,534

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

32

	Six Months Ended
	November 30, 2007	Year Ended May 31,

Class C Shares	(Unaudited)	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net [b]	.23	.46	.46	.27
Net realized and unrealized gain
(loss) on investments	(.10)	.11	(.37)	.12
Total from Investment Operations	.13	.57	.09	.39
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.46)	(.27)
Dividends from net realized
gain on investments	—	(.01)	(.01)	(.09)
Total Distributions	(.23)	(.47)	(.47)	(.36)
Net asset value, end of period	14.62	14.72	14.62	15.00

Total Return (%) [c]	.89[d]	3.95	.67	2.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82[e]	1.82	1.80	1.77[e]
Ratio of net expenses
to average net assets	1.81[e]	1.81	1.77	1.76[e]
Ratio of net investment income
to average net assets	3.13[e]	3.10	3.13	3.01[e]
Portfolio Turnover Rate	21.00[d]	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	5,200	4,451	3,054	2,867

[a]	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
November 30, 2007				Year Ended May 31,

Class Z Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.71	14.61	15.00	14.39	15.28	14.60
Investment Operations:
Investment income—net [a]	.31	.61	.61	.58	.58	.63
Net realized and unrealized
gain (loss) on investments (.11)		.11	(.38)	.71	(.76)	.83
Total from Investment
Operations	.20	.72	.23	1.29	(.18)	1.46
Distributions:
Dividends from investment
income—net	(.30)	(.61)	(.61)	(.59)	(.57)	(.63)
Dividends from net realized
gain on investments	—	(.01)	(.01)	(.09)	(.14)	(.15)
Total Distributions	(.30)	(.62)	(.62)	(.68)	(.71)	(.78)
Net asset value,
end of period	14.61	14.71	14.61	15.00	14.39	15.28

Total Return (%)	1.39[b]	4.97	1.57	9.10	(1.16)	10.30

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[c]	.84	.81	.78	.73	.75
Ratio of net expenses
to average net assets	.81[c]	.83	.81	.78	.73	.75
Ratio of net
investment income
to average net assets	4.14[c]	4.09	4.10	3.96	3.93	4.27
Portfolio Turnover Rate	21.00[b]	43.68	35.92	38.73	56.87	47.21

Net Assets, end of period
($ x 1,000)	1,343,803	1,125,008	1,155,038	1,237,623	1,004,253 1,140,398

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.

See notes to financial statements.
34

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

At meetings of the fund’s Board of Directors held on October 29, 2007 and October 30, 2007, the Fund’s Directors approved, effective on or about January 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier California Tax Exempt Bond Fund, Inc.” to “Dreyfus Premier California AMT Tax Free Bond Fund, Inc.” By subsequent Board action, the Board approved re-naming the fund “Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.,” which change occurred on January 1, 2008.

As of the close of business on June 5, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus California Intermediate Municipal Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in that fund at the time of the exchange. The fund’s net asset value on the close of business on June 5, 2007 was $14.66 per share for class Z shares, and a total of 16,005,568 Class Z shares representing net assets of $234,673,907 (including $3,116,274 net unrealized appreciation on investments) were issued to sharehold-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ers of the Acquired Fund in the exchange. The exchange was a tax-free event to the Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California and California Municipal Income and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

36

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax

38

positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

As a result of the fund’s mergers with Dreyfus Premier California Municipal Bond Fund, General California Municipal Bond and Dreyfus California Municipal Income, Inc., capital losses of $6,738,775 are available to offset future gains. Based on certain provisions in the code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. These acquired capital losses are expected to expire fiscal 2011.

The tax characters of distributions paid to shareholders during the fiscal year ended May 31, 2007 was as follows: tax exempt $50,540,307, ordinary income $50,224 and long term capital gains $1,087,653.The tax characters of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2007, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2007, the Distributor retained $5,828 from commissions earned on sales of the fund’s Class A shares and $210 and $1,540 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2007, Class B and Class C shares were charged $11,188 and $16,933, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2007, Class A, Class B and Class C shares were charged $121,584, $5,594 and $5,644, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the

40

value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2007, Class Z shares were charged $237,999 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2007, the fund was charged $198,641 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $38,047 for providing custodial services for the fund for the five months ended November 30, 2007. Prior to becoming an affiliate,The Bank of New York was paid $7,098 for custody services to the fund for the month ended June 30, 2007.

During the period ended November 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $668,577, Rule 12b-1 distribution plan fees $4,766, shareholder services plan fees $53,325, chief compliance officer fees $3,214 and transfer agency per account fees $73,800.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2007, amounted to $502,220,466 and $298,841,707, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At November 30, 2007, accumulated net unrealized appreciation on investments was $56,269,059, consisting of $66,258,178 gross unrealized appreciation and $9,989,119 gross unrealized depreciation.

At November 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended September 30, 2007, as well as comparisons of total return performance for various periods ended September 30, 2007 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees, and total expense ratio (for Class A shares), were higher than the respective Expense Group and Expense Universe medians.

With respect to the fund’s performance, because the fund’s Class A shares have only two years of performance history, the Board also reviewed performance results for the fund’s Class Z shares, which is the fund’s oldest share class. The Board noted that Class Z shares of the fund achieved second quintile (the first quintile being the highest performance ranking group) total return rankings in the Performance Group and Performance Universe (first quintile in the Performance

44

Universe for the 10-year period) for each reported time period up to 10 years.The Board noted that Class A shares performance was somewhat lower than the Class Z performance, and was lower than the Performance Group medians but higher than the Performance Universe medians. On a yield performance basis, the Board noted that the fund’s 1-year yield performance for Class Z shares for the past 10 annual periods was at, or lower than, the Performance Group median, and variously higher and lower than the Performance Universe median, for each reported annual period.They also noted that the 1-year yield performance for Class A shares for the past two annual periods was lower than the Performance Group median.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
46

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)